Summary of Significant Accounting Policies - Schedule of Disaggregates Geographic Information of Company’s Long-Lived Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Disaggregates Geographic Information of Company’s Long-Lived Assets [Line Items]
Total long-lived assets by geographic location	$ 251,116,741	$ 262,613,276
Vietnam [Member]
Schedule of Disaggregates Geographic Information of Company’s Long-Lived Assets [Line Items]
Total long-lived assets by geographic location	72,773,235	77,615,854
USA [Member]
Schedule of Disaggregates Geographic Information of Company’s Long-Lived Assets [Line Items]
Total long-lived assets by geographic location	45,945,485	42,541,090
Ethiopia [Member]
Schedule of Disaggregates Geographic Information of Company’s Long-Lived Assets [Line Items]
Total long-lived assets by geographic location	$ 132,398,021	$ 142,456,332